U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

December 20, 2004

FILED VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust and it series, the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund, hereby submits Post-Effective Amendment No. 184 to the Trust’s Registration Statement for the purpose of making new disclosures required under SEC Release No. 33-8408. Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective sixty days after filing.

Please note that the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement. The purpose of that filing will be to incorporate any comments made by the Commission on the 485(a) filing and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5344.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett